Flight equipment held for operating leases, net	12 Months Ended
Dec. 31, 2020
Property Subject to or Available for Operating Lease, Net [Abstract]
Flight equipment held for operating leases, net	Flight equipment held for operating leases, net
Movements in flight equipment held for operating leases during the years ended December 31, 2020 and 2019 were as follows:

	Year Ended December 31,
	2020	2019
Net book value at beginning of period	$35,870,781	$35,052,335
Additions	2,108,539	4,621,821
Depreciation	(1,620,185)	(1,650,450)
Disposals and transfers to held for sale	(169,503)	(1,940,133)
Transfers to investment in finance and sales-type leases, net/other assets	(46,623)	(143,409)
Impairment (Note 22)	(986,559)	(69,383)
Net book value at end of period	$35,156,450	$35,870,781

Accumulated depreciation and impairment as of December 31, 2020 and 2019, respectively	$(9,825,647)	$(7,526,636)